Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 88,614	$ 69,144
Accounts receivable	97,855	83,811
Contract assets	35,027	15,802
Inventories	64,962	49,898
Prepaid expenses and deposits	7,402	10,587
Assets held for sale	1,340	1,117
Total current assets	295,200	230,359
Property, plant and equipment	1,142,946	645,810
Operating lease right-of-use assets	12,782	14,739
Intangible assets	6,971	6,773
Investments in affiliates and joint ventures	81,435	75,637
Other assets	7,144	5,808
Deferred tax assets	0	387
Total assets	1,546,478	979,513
Current liabilities
Accounts payable	146,190	102,549
Accrued liabilities	94,726	43,784
Contract liabilities	59	1,411
Current portion of long-term debt	81,306	42,089
Current portion of operating lease liabilities	1,742	2,470
Total current liabilities	324,023	192,303
Long-term debt	611,313	378,452
Operating lease liabilities	11,307	12,376
Other long-term obligations	134,357	18,576
Deferred tax liabilities	108,824	71,887
Total liabilities	1,189,824	673,594
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2023 - 27,827,282 (December 31, 2022 – 27,827,282))	229,455	229,455
Treasury shares (December 31, 2023 - 1,090,187 (December 31, 2022 - 1,406,461))	(16,165)	(16,438)
Additional paid-in capital	20,739	22,095
Retained earnings	123,032	70,501
Accumulated other comprehensive (loss) income	(407)	306
Shareholders' equity	356,654	305,919
Total liabilities and shareholders' equity	1,546,478	979,513
Contingencies